Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended		23 Months Ended
	Dec. 31, 2015 USD ($) segment shares	Dec. 31, 2014 USD ($) shares	Dec. 06, 2015
Reclassification
Sales and marketing expenses	$ 792,000	$ 95,000
General and Administrative Expense	$ 9,807,000	$ 5,726,000
Segment Information
Number of operating segments | segment	1
Property and Equipment
Useful lives	5 years
Treasury Stock
Treasury stock, at cost; shares held | shares	0	43,907
Stock-Based Compensation
Excess tax benefits for the tax deductions related to share-based awards	$ 0	$ 0
Income Taxes
Accrued for income tax penalties and interest	$ 0	$ 0
Loss per Share
Securities excluded from computation of diluted loss per share | shares	14,261,768	34,435,548
Exchange ratio			2.0975
Adjustment
Reclassification
Sales and marketing expenses		$ 94,546
General and Administrative Expense		$ (94,546)
Convertible preferred stock
Loss per Share
Securities excluded from computation of diluted loss per share | shares		23,653,592
Common Stock options
Loss per Share
Securities excluded from computation of diluted loss per share | shares	9,251,164	8,393,081
Stock purchase warrants
Loss per Share
Securities excluded from computation of diluted loss per share | shares	5,010,604	2,388,875